Other Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 30,066	$ 23,725
Accrued mask, mold fees and other expenses for RD [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	8,981	7,582
Payable for purchases of equipment [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	2,897	1,694
Accrued software maintenance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,439	2,006
Accrued payroll and related expenses [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	5,799	4,144
Accrued professional service fee [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,388	1,025
Warrant obligation [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,255	0
Accrued warranty costs [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	121	197
Accrued insurance, welfare expenses, etc. [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 8,186	$ 7,077